HOLLAND BALANCED FUND

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                                        Semi-Annual Report - March 31, 1998
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                                                              (Unaudited)














===============================================================================
                                                     Contents
===============================================================================




Letter from the President....................................................1


Cumulative Performance.......................................................2


Statement of Net Assets .....................................................3


Statement of Operations .....................................................5


Statement of Changes in Net Assets ..........................................6


Financial Highlights.........................................................7


Notes to Financial Statements ...............................................8











May 18, 1998


To My Fellow Shareholders:

Our Fund's annualized net investment return from inception (October 2, 1995) through March 31, 1998, is 16.9%. The cumulative return from inception is 47.7% vs. 50.6% for the Lipper Balanced Fund Index.

The equity market's recent move upward is a pleasant confirmation of the common sense basis for having at least a portion of one's investments balanced by long-term portfolio of "blue chip" equities combined with U.S. Treasury fixed income securities and money market instruments. Nevertheless, history is a guide that such positive returns can be elusive.

With Bullish Regards,


Michael F. Holland
President & Founder













Holland Series Fund, Inc.

Holland Balanced Fund


                                                                 March 31, 1998
===============================================================================




Set forth below is the cumulative total return figure for the period indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund on October 2, 1995. The cumulative total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund.


Investment Performance (For Period Ended March 31, 1998)



                                                                                           -------------------------
                                                                                                 Total Return
                                                                                           -------------------------
                                            12 Months                  Average               Cumulative Since
                                              Ended                   Annualized           Inception (10/2/95)
Holland Balanced Fund                         17.4%                     16.9%                     47.7%

Lipper Balanced Fund Index                    28.7%                     17.8%                     50.6%



(a) Reflects waiver of fees and reimbursement of expenses by the investment advisor. Adsent such waiver and reimbursement, the Fund's total return would have been lower.






Holland Series Fund, Inc.


===============================================================================
Holland Balanced Fund - Statement of Net Assets


                                 Six Months Ended March 31, 1998 (Unaudited)
===============================================================================



                                                                       Shares                 Value +




Common Stocks - 60.6%

Autos - 7.2%
Chrysler Corp.                                                              26,400              $ 1,097,250

General Motors Corp.                                                        14,400                  971,100
                                                                                        --------------------
                                                                                                  2,068,350
                                                                                        --------------------
Banks - 4.1%
J.P. Morgan & Company, Inc.                                                  8,800                1,181,950
                                                                                        --------------------

Chemicals - 4.1%
DuPont (E.I.) de Nemours & Company                                          17,300                1,176,400
                                                                                        --------------------

Computers - 3.2%
International Business Machines Corp.                                        8,900                  924,488
                                                                                        --------------------

Electronics -9.9%
Hewlett-Packard Co.                                                         13,300                  842,888
Intel Corp.                                                                 12,700                  991,394
Motorola, Inc.                                                              16,400                  994,250
                                                                                        --------------------
                                                                                                  2,828,532
                                                                                        --------------------

Insurance -3.8%
Chubb Corp.                                                                 13,800                1,081,575
                                                                                        --------------------

Oil/Gas - 10.0%
Exxon Corp.                                                                 14,300                  967,038
Schlumberger, Ltd.                                                          12,000                  909,000
Texaco, Inc.                                                                16,700                1,006,175
                                                                                        --------------------
                                                                                                  2,882,213
                                                                                        --------------------

Pharmaceuticals- 7.8%
Johnson & Johnson                                                           14,600                1,070,362
Merck & Company, Inc.                                                        9,000                1,155,375
                                                                                        --------------------
                                                                                                  2,225,737
                                                                                        --------------------

Producer Goods - 6.7%
General Electric Co.                                                        12,700                1,094,580
Minnesota Mining & Manufacturing Co.                                         9,000                  820,687
                                                                                        --------------------
                                                                                                  1,915,267
                                                                                        --------------------

Telecommunications - 3.8%
AT & T Corp.                                                                16,700                1,095,938
                                                                                        --------------------

     Total Common Stocks (Cost-$13,696,871)                                                      17,380,450
                                                                                        --------------------






Holland Series Fund, Inc.


=============================================================================
Holland Balanced Fund - Statement of Net Assets (continued)


                                    Six Months Ended March 31, 1998 (Unaudited)
=============================================================================


                                                                       Face
                                                                       Amount                 Value +



U.S. Government Securities - 31.7%
U.S. Treasury Bond, 6.250% due 8/15/23                              $    1,500,000              $ 1,545,468
U.S. Treasury Note, 6.375% due 8/15/02                                   1,000,000                1,026,562
U.S. Treasury Note, 5.875% due 2/15/04                                   3,500,000                3,535,000
U.S. Treasury Note, 5.500% due 11/15/98                                    500,000                  499,688
U.S. Treasury Note, 5.625% due 11/30/00                                  1,000,000                  999,687
U.S. Treasury Note, 5.625% due 2/28/01                                   1,000,000                  999,062
U.S. Treasury Note, 6.000% due 8/15/99                                     500,000                  502,500
                                                                                        --------------------
Total U.S. Government Securities (Cost-$8,853,853)                                                9,107,967
                                                                                        --------------------

Repurchase Agreements - 7.1%
Investors Bank & Trust Co. Repurchase
     Agreement,  5.43% due 4/1/98 in the  amount of  2,047,311;  Issued  3/31/98
     (Collateralized by $2,079,340, FNMA ARM, 7.618% due 1/1/23
     with a market value of $2,149,722)                                  2,047,311                2,047,311
                                                                                        --------------------
     (Cost - $2,047,311)
Total Investments - 99.4% (Cost $24,598,034)                                                     28,535,728
                                                                                        --------------------

Other Assets and Liabilities - 0.6%                                                                 167,823
                                                                                        --------------------

Net Assets-100.0%
Applicable to 2,036,505 outstanding $0.01 par value                                             $28,703,551

                                                                                        ====================
    shares (authorized 1,000,000,000)

Net asset value, offering price & redemption price per share
                                                                                               $      14.09

                                                                                        ====================


Components of Net Assets as of March 31, 1998

Capital stock @ par value ($0.01)                                                              $     20,365
Capital stock in excess of par value                                                             24,326,648
Undistributed net investment income                                                                 168,707
Net accumulated realized gain on investments                                                        250,138
Net unrealized appreciation on investments                                                        3,937,693
                                                                                        --------------------

Net Assets                                                                                      $28,703,551

                                                                                        ====================

See Notes to the Financial Statements
+ See Note 2 to the Financial Statements
ARM Adjustable Rate Mortgage










Holland Series Fund, Inc.


===============================================================================
Holland Balanced Fund - Statement of Operations


                                    Six Months Ended March 31, 1998 (Unaudited)
===============================================================================


Investment Income
Interest                                                                                           $337,988
Dividends                                                                                           163,227
                                                                                    ------------------------

          Total investment income                                                                   501,215
                                                                                    ------------------------

Expenses
Investment advisory fees  (Note 2)                                                                  101,703
Administration fees                                                                                  25,000
Custodian fees                                                                                        6,275
Shareholder account maintenance                                                                      25,885
Audit fees                                                                                            9,500
Legal fees                                                                                           13,200
Shareholder reports                                                                                   3,812
Insurance expense                                                                                     6,966
Amortization of organizational costs                                                                 16,726
Registration fees                                                                                    23,268
Directors fees                                                                                        9,500
Miscellaneous fees and expenses                                                                       8,924
                                                                                    ------------------------

          Total operating expenses                                                                  250,759

          Waiver of investment advisory fees (Note 2)                                              (47,352)
                                                                                    ------------------------

          Net expenses                                                                              203,407
                                                                                    ------------------------

Net investment income                                                                               297,808
                                                                                    ------------------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments                                                                    362,867
Net change in unrealized appreciation on investments                                                503,521
                                                                                    ------------------------

          Net realized and unrealized gain on investments                                           866,388
                                                                                    ------------------------

          Net increase in net assets resulting from operations                      $             1,164,196

                                                                                    ========================


See Notes to Financial Statements





Holland Series Fund, Inc.


===============================================================================
Holland Balanced Fund - Statement of Changes in Net Assets



===============================================================================



                                                                               Six Months Ended                         Year Ended
                                                                              3/31/98 (Unaudited)                        9/30/97



Net Increase in Net Assets Resulting from Operations
Net investment income                                                           $             297,808   $                   364,765

Net realized gain (loss) on investments                                                       362,867                     (112,729)

Net change in unrealized appreciation on investments                                          503,521                     2,896,694
                                                                         -----------------------------  ----------------------------

Net increase in net assets resulting from operations                                        1,164,196                     3,148,730
                                                                         -----------------------------  ----------------------------

Distributions to Shareholders From
Net investment income                                                                         318,396                       258,314

Net realized gain on investments                                                                    0                           447
                                                                         -----------------------------  ----------------------------

Total distributions                                                                           318,396                       258,761
                                                                         -----------------------------  ----------------------------

Capital Share Transactions, Net (Note 6)                                                    1,069,895                    16,292,039
                                                                         -----------------------------  ----------------------------

Total increase in net assets                                                                1,915,695                    19,182,008

Net Assets

         Beginning of period                                                               26,787,856                     7,605,848
                                                                         -----------------------------  ----------------------------

         End of period                                                       $             28,703,551    $               26,787,856

                                                                         =============================  ============================

Undistributed net investment income, end of period                           $                168,707                    $  189,295

                                                                         =============================  ============================

         See Notes to the Financial Statements








Holland Series Fund, Inc.


==============================================================================
Holland Balanced Fund - Financial Highlights



===============================================================================

For a share outstanding                                      Six Months Ended               Year Ended       Period From 10/2/95*
throughout the period                                             3/31/98                    9/30/97               To 9/30/96
----------------------------------------------------------------------------------------------------------------------------------


Per Share Data
Net asset value, beginning of period                          $13.70                       $11.39                         $10.00

Increases From Investment Operations
Net investment income                                           0.15                         0.26                           0.23

Net realized and unrealized gain on investments                 0.40                         2.30                           1.33

                                                  -------------------    -------------------------    ---------------------------
          Total from investment operations                      0.55                         2.56                           1.56
                                                  -------------------    -------------------------    ---------------------------

Less Distributions From:
Net investment income                                         (0.16)                       (0.25)                         (0.17)

Net realized gain on investments                                0.00                         0.00  #                        0.00
                                                  -------------------    -------------------------    ---------------------------

Total distributions                                           (0.16)                       (0.25)                         (0.17)
                                                  -------------------    -------------------------    ---------------------------

Net asset value, end of period                                $14.09                       $13.70                         $11.39
                                                  ===================    =========================    ===========================

Total Return (c)                                              16.92% (a)                   22.71%                     15.65% (a)

Ratios/Supplemental Data
Net assets, end of period (000's)                            $28,704                      $26,788                         $7,606

Ratio of expenses to average net assets                        1.50% (b)                    1.50%                      1.50% (b)

Ratio of expenses to average net assets before
     expense waivers and reimbursement of
     of other expenses                                         1.84% (b)                    2.55%                      4.81% (b)

Ratio of net investment income to average net
      Assets                                                   2.19% (b)                    2.31%                      2.36% (b)

Portfolio turnover                                            11.56%                        5.07%                          5.04%

Average commission rate per share (d)                          $0.05                        $0.05                          $0.06


   (a)    Not annualized
   (b)    Annualized
   (c) Total return would have been lower had certain expenses not been waived or reimbursed.
   (d) Computed by dividing the total amount of brokerage commissions paid on equity securities by the total number of shares of equity securities purchased or sold.

    #     Rounds to less than $0.01
    *     Commencement of Investment Operations
          See Notes to the Financial Statements









Holland Series Fund, Inc.

Holland Balanced Fund - Notes to Financial Statements
March 31, 1998 (Unaudited)



1. Organization

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund"). The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with commencement of its operations. The unamortized balance of organizational expenses at March 31, 1998 was $84,332.

Investment Objective

The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

There is no provision for Federal income or excise tax since the Fund intends to continue to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income.

Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses

Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the period ended March 31, 1998, the Investment Adviser, net of partial fee waivers, collected $47,352 of advisory fees.


2. Summary of Significant Accounting Policies (continued)

Dividends to Shareholders

It is the policy of the Fund to declare dividends according to the following schedule:

               ------------------------------------ --------------------------
                Dividends from Net Investment Income          Capital Gain
                           Distributions
               ------------------------------------ --------------------------
                            Quarterly                         Annually

                April, July, October and December             December

Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the distributable amount of net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which may reverse in a subsequent period.

3. Investment Advisory Agreement and Administration Agreement

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is waiving all of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the limited liability company.

Pursuant to its Administration Agreement, AMT Capital Services, Inc. (the "Administrator"), three employees of which serve as officers of the Company, earns a fee for providing fund administration services to the Company. The Company pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $50,000 for services provided to the Company.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for year the ended March 31, 1998 were as follows:


--------------------------- ------------------------- -------------------------- --------------------------
        Purchases                  Purchases                    Sales                      Sales
     U.S. Government            Other Securities           U.S. Government           Other Securities
--------------------------- ------------------------- -------------------------- --------------------------
         $        -                $4,384,098                  $ -                      $2,796,224





4. Investment Transactions (continued)

The components of net unrealized appreciation (depreciation) of investments based on Federal tax cost at March 31, 1998 for the Fund were as follows:



           -------------------------- -------------------------- ------------------------- --------------------------
                                                                                               Cost for Federal
                 Appreciation               Depreciation             Net Appreciation            Tax Purposes
           -------------------------- -------------------------- ------------------------- --------------------------
                 $  3,963,793              $    (26,100)          $     3,937,693                $24,598,035


5. Repurchase Agreements

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date.

The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of March 31, 1998, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:



                                                    Six Months Ended 3/31/98                     Year Ended 9/30/97

               -------------------------- ------------------------ ----------------------- ------------------------ -------------
                                                  Shares                   Amount              Shares                   Amount
               -------------------------- ------------------------ ----------------------- ------------------------ -------------

               Shares Sold                     268,653              $3,610,494                1,366,431              $17,319,459
               Shares Reinvested                23,342                 310,647                   20,140                  252,436
                                   -------------------- ----------------------- ------------------------ ------------------------
                                               291,995               3,921,141                1,386,571               17,571,895
               Shares Redeemed               (210,508)             (2,851,247)                 (99,083)              (1,279,856)
                                   -------------------- ----------------------- ------------------------ ------------------------

               Net Increase                    81,487               $1,069,895                1,287,488             $16,292,039

                                   ==================== ======================= ======================== ========================





===============================================================================

Holland Series Fund, Inc.
===============================================================================

BOARD OF DIRECTORS                              ADVISER
Michael F. Holland  *                           Holland & Company L.L.C.
Director and President                          375 Park Avenue
Chairman,                                       New York, NY  10152
Holland & Company L.L.C.                        phone         (212) 486-2002
                                                fax           (212) 486-0744

Sheldon S. Gordon
Director                                        FUND ADMINISTRATOR
Chairman,                                       AND DISTRIBUTOR
Union Bancaire Privee International, Inc.       AMT Capital Services, Inc.
                                                600 Fifth Avenue, 26th Floor
                                                New York, NY  10020
Herbert S. Winokur, Jr.                         phone         (800) 304-6552
Director
Managing General Partner,                       CUSTODIAN AND
Capricorn Investors, L.P.                       FUND ACCOUNTING AGENT
                                                Investors Bank & Trust Company
                                                P.O. Box 1537
Desmond G. FitzGerald                           Boston, MA  02205
Director
Chairman,
North
                                                American
                                                Properties
                                                Group
                                                TRANSFER
                                                AGENT
                                                AND
                                                DIVIDEND
                                                DISBURSING
                                                AGENT
                                                Unified
                                                Fund
                                                Services,
                                                Inc.
Jeff C. Tarr                                    431 N. Pennsylvania Street
Director                                        Indianapolis, IN  46204
Chairman,                                       phone         (800) 249-0763
Junction Advisors
                                                LEGAL COUNSEL
                                                Simpson Thacher & Bartlett
                                                425 Lexington Avenue
                                                New York, NY  10017

*  interested person as defined in the
   Investment Company Act of 1940
                                                INDEPENDENT ACCOUNTANTS
                                                Price Waterhouse LLP
                                                1177 Avenue of the Americas
                                                New York, NY  10036